UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06087

Salomon Brothers Series Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS SERIES FUND, INC.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 100.2%
Commercial Paper - 84.2%
$600,000	Anglesea Funding, 5.503% due 10/2/06 (a)	$600,000
1,250,000	Bear Stearns Co., 5.455% due 10/2/06 (b)	1,250,000
600,000	Belmont Funding LLC, 5.503% due 10/2/06 (a)	600,000
600,000	Berkeley Square Finance LLC, 5.302% -, 5.452% due 10/2/06 (a)	600,000
600,000	Carmel Mountain Funding Trust, 5.442% due 10/2/06 (a)	600,000
1,000,000	Chesham Finance LLC, 5.300% due 10/2/06 (b)	1,000,421
1,250,000	Dexia Credit Local NY, 5.210% due 10/5/06	1,250,000
600,000	East-Fleet Finance LLC, 5.452% due 10/2/06 (a)	600,000
600,000	Ebury Finance Ltd., 5.503% due 10/2/06 (a)	600,000
600,000	Fenway Funding LLC, 5.442% due 10/2/06 (a)	600,000
600,000	Halkin Finance LLC, 5.442% due 10/2/06 (a)	600,000
600,000	Harwood Street Funding I, 5.442% due 10/2/06 (a)	600,000
600,000	Indymac Bank FSB, 5.442% due 10/2/06 (a)	600,000
600,000	Mica Funding LLC, 5.313% -, 5.503% due 10/2/06 (a)	600,000
600,000	Mint Li LLC, 5.503% due 10/2/06 (a)	600,000
600,000	Morrigan TRR LLC, 5.503% due 10/2/06 (a)	600,000

	Total Commercial Paper	11,300,421

Corporate Bond & Note - 9.3%
1,250,000	Premier Asset Collateralized Entity LLC, 5.310% due 10/25/06 (b)(c)	1,249,918

Liquidity Note - 4.5%
600,000	Foxboro Funding Ltd., 5.442% due 10/2/06 (a)	600,000

Repurchase Agreement - 2.2%
293,000	Interest in $13,682,000 joint tri-party repurchase agreement dated 9/29/06 with Deutsche Bank Securities Inc., 5.300% due 10/2/06; Proceeds at maturity - $293,129; (Fully collateralized by U.S. Government Agency Obligation, 6.000% due 9/15/36; Market value - $298,860)	293,000

	TOTAL INVESTMENTS - 100.2% (Cost - $13,443,339#)	13,443,339
	Liabilities in Excess of Other Assets - (0.2)%	(29,773)

	TOTAL NET ASSETS - 100.0%	$13,413,566

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional Money Market Fund (the “Fund”) is a separate diversified investment fund of the Salomon Brothers Series Fund, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

On August 25, 2006 the Board of Directors approved a proposal to terminate the Fund as of close of business on October 6, 2006.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 29, 2006